Annual Total Returns- Janus Henderson Developed World Bond Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Developed World Bond Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	13.75%	3.86%	5.61%	1.74%	5.92%	5.75%	0.55%	9.58%	9.45%